Income Taxes (Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Reconciliation of Income Tax Expense Benefit and Statutory Federal Tax Rate [Line Items]
Income before income tax expense	¥ 480,375		¥ 1,196,605		¥ 1,267,653
Effective statutory tax rate	30.86%		33.06%		35.64%
Income tax calculated at the statutory tax rate	¥ 148,244		¥ 395,598		¥ 451,792
Income not subject to tax	(7,521)		(12,888)		(20,911)
Expenses not deductible for tax purposes	1,483		1,521		1,532
Tax rate differentials of subsidiaries	(2,165)		(2,208)		(3,517)
Change in valuation allowance	112,781	[1]	(1,897)		(4,444)
Change in undistributed earnings of subsidiaries	5,217		(16,112)		16,084
Change in net operating loss carryforwards resulting from intercompany capital transactions	647		(1,446)		(1,290)
Effect of enacted change in tax rates			(7,976)	[2]	(21,714)	[3]
Reversal of outside basis differences	(159,119)	[1]
Other	(8,323)		(8,050)		19,888
Income tax expense	¥ 91,244		¥ 346,542		¥ 437,420

[1]	These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.
[2]	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ended March 31, 2017 was reduced to 30.86% from the previous rate of 32.26%, and the statutory tax rate for the fiscal year ending March 31, 2018 will be the same rate. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group's balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.
[3]	On March 31, 2015, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG's tax returns for the fiscal year ended March 31, 2016 was reduced to 33.06% from the previous rate of 35.64%. In addition, the tax rate for the fiscal years ended March 31, 2017 and thereafter was reduced to 32.26%. The decrease in the MHFG Group's balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2015.